Accrued Liabilities	6 Months Ended
Jun. 30, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Accrued Liabilities
A summary of accrued liabilities follows:

	June 30, 2011	December 31, 2010
	(unaudited)
Rebates and commissions	$772,218	$749,263
Interest expense	27,349	29,067
Compensation	666,771	316,681
Workers’ compensation	435,200	373,830
Promotions and incentives	192,080	373,218
Property taxes	59,086	103,035
Total accrued liabilities	$2,152,704	$1,945,094